ADVANCES TO SUPPLIERS, NET - THIRD PARTIES	12 Months Ended
Dec. 31, 2021
ADVANCES TO SUPPLIERS, NET - THIRD PARTIES
ADVANCES TO SUPPLIERS, NET - THIRD PARTIES

9.    ADVANCES TO SUPPLIERS, NET – THIRD PARTIES

	As of December 31,
	2020	2021
	RMB	RMB
Advances to suppliers - current	1,008,557,523	1,536,154,555
Advances to suppliers – non-current	—	296,709,363
Provision for advances to suppliers	(5,944,440)	—
Advances to suppliers, net	1,002,613,083	1,832,863,918

As of December 31, 2020 and 2021, advances to suppliers with term of less than 1 year mainly represent payments for procurement of recoverable silicon materials, virgin polysilicon and solar cells and the Group has delivery plan with the respective suppliers to receive the materials in the next twelve months.

As of December 31, 2021, non-current advances to suppliers primarily represent upfront payments for procurement of silicon materials and photovoltaic glasses of which related good delivery is scheduled beyond one year.

There were no provisions recorded against advances to suppliers for the years ended December 31, 2019, 2020 and 2021. The Group wrote off fully impaired balances of advances to suppliers with the amount of nil, RMB1,580,306 and RMB5,944,440 for the years ended December 31, 2019, 2020 and 2021, respectively.